Taxes (Details 1)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	$ 28,061	¥ 202,764	¥ 256,868
Impairment loss for investment	33,214	240,000	240,000
Net operating loss carry forward	741,065	5,354,785	3,409,722
Inventory reserve	3,663	26,469	26,469
Right of use	2,519	18,201	14,110
Less: valuation allowance	(592,297)	(4,279,816)	(3,054,301)
Deferred tax assets, net	216,225	1,562,403	892,868
Deferred tax liabilities:
Recognition of intangible assets arising from business acquisition	238,728	1,725,002	1,999,387
Deferred tax liabilities, net	238,728	(1,725,002)	(1,999,387)
Total deferred tax liabilities, net	$ 22,503	¥ 162,599	¥ 1,106,519